CONTRACTS IN PROGRESS	12 Months Ended
Dec. 31, 2011
CONTRACTS IN PROGRESS [Abstract]
CONTRACTS IN PROGRESS
NOTE 3:-	CONTRACTS IN PROGRESS

Amounts included in the consolidated financial statements, which relate to unbilled receivables are classified as current assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as current liabilities. Summarized below are the components of the amounts:

a.	Costs and estimated earnings in excess of billings on uncompleted contracts:

	December 31,
	2011	2010

Costs incurred on uncompleted contracts, net *)	$19,464	$17,679
Estimated earnings (loss)	3,377	(384)

	22,841	17,295
Less - billings and progress payments	20,943	13,852

Costs and estimated earnings in excess of billings on uncompleted contracts	1,898	3,443

Less: Long-term portion	(1,084)	(745)

Current portion	$814	$2,698

(*)	Net of OCS grants in the amount of $ 275 and $ 382 as of December 31, 2011 and 2010 respectively (see Note 10b).